Leases - Schedule of Future Minimum Lease Payments under Non-Cancelable Operating Leases for Current Period (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Leases [Line Items]
Total minimum lease payments	¥ 154,254
Minimum lease payments, Less than 1 year	17,801
Minimum lease payments, 1 to 2 years	16,503
Minimum lease payments, 2 to 3 years	14,393
Minimum lease payments, 3 to 4 years	11,200
Minimum lease payments, 4 to 5 years	10,585
Minimum lease payments, More than 5 years	¥ 83,772